Shareholders' Equity and Partners' Capital - Changes in Partners' Capital (Detail) - USD ($) $ in Thousands	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance												$ 5,608,261
Net income	$ 43,700	$ 50,999	$ 42,671	$ 9,646	$ (67,970)	$ (70,888)	$ (68,775)	$ (61,538)	$ (60,753)	$ (84,383)	$ 119,729	134,267	$ (15,654)	$ 35,346	$ (261,954)	$ (246,242)
Other comprehensive loss - cash flow hedges	1,754		0								1,879	(2,992)	0	1,879	0	0
Deemed contribution - tax sharing agreement											2,156	3,903
Ending balance	5,840,347	5,608,261									5,608,261	5,840,347		5,608,261
MGP Operating Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance					6,058,959				6,127,347	6,058,959	0	5,608,261	6,058,959	6,058,959	6,127,347	6,296,856
Net income	43,700	50,999	42,671	$ 9,646	(67,970)	(70,888)	$ (68,775)	$ (61,538)	(60,753)	(84,383)	119,729	134,267	(15,654)	35,346	(261,954)	(246,242)
Other comprehensive loss - cash flow hedges	1,754		$ 0								1,879	(2,992)	0	1,879	0	0
Share-based compensation											510	943
Deemed contribution - tax sharing agreement											2,156	3,903
Distributions declared and paid												(291,326)
Issuance of Operating Partnership units											1,132,468	387,548
Other												(257)
Ending balance	5,840,347	5,608,261				6,058,959				0	5,608,261	5,840,347		5,608,261	6,058,959	6,127,347
General Partner | MGP Operating Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance					0				0	0	0	0	0	0	0	0
Ending balance	0	0				0				0	0	0		0	0	0
Limited Partners | MGP Operating Partnership
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance					$ 0				$ 0	0	3,868,078	5,608,261	$ 0	0	0	0
Net income											119,729	134,267
Other comprehensive loss - cash flow hedges											1,879	(2,992)
Share-based compensation											510	943
Deemed contribution - tax sharing agreement											2,156	3,903
Distributions declared and paid												(291,326)
Issuance of Operating Partnership units											1,132,468	387,548
Other												(257)
Ending balance	$ 5,840,347	$ 5,608,261				$ 0				$ 3,868,078	$ 5,608,261	$ 5,840,347		$ 5,608,261	$ 0	$ 0